REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 12,774	$ 13,958	$ 25,841	$ 26,756
Other revenues	732	649	1,423	1,278
Total revenues	13,506	14,607	27,264	28,034
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,514	8,839	15,116	16,807
Other revenues	360	287	696	548
Total revenues	7,874	9,126	15,812	17,355
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,640	1,444	3,302	2,608
Other revenues	366	358	715	722
Total revenues	2,006	1,802	4,017	3,330
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,620	3,675	7,423	7,341
Other revenues	6	4	12	8
Total revenues	3,626	3,679	7,435	7,349
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,696	6,031	9,297	11,235
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,453	5,833	8,828	10,866
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	162	118	299	213
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	81	80	170	156
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,891	2,184	5,928	4,242
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	515	89	1,076	193
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	850	556	1,731	1,001
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,526	1,539	3,121	3,048
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,739	1,882	3,670	3,969
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	477	656	1,098	1,481
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	438	452	857	878
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	824	774	1,715	1,610
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,075	1,219	2,162	2,344
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	993	1,111	1,996	2,157
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	48	65	100	111
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	34	43	66	76
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	832	1,161	1,636	2,059
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	643	938	1,254	1,637
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	43	51	78	74
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	146	172	304	348
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	608	576	1,224	1,097
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	201	32	376	63
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	23	33	52	60
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	384	511	796	974
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	287	226	544	435
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	287	226	544	435
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	646	679	1,380	1,375
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	232	180	488	410
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	76	169	185	271
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 338	$ 330	$ 707	$ 694